Segment Information (Tables)	6 Months Ended
Jun. 30, 2016
SEGMENT INFORMATION [Abstract]
Segment summarized financial information

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month	Three Month	Three Month	Three Month	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015	2016	2015
Revenue	$46,991	$53,583	$58,742	$66,256	$105,733	$119,839
Administrative fee revenue from affiliates	5,463	3,882	—	—	5,463	3,882
Interest expense and finance cost, net	(20,869)	(21,103)	(5,829)	(6,735)	(26,698)	(27,838
Depreciation and amortization	(20,745)	(20,888)	(6,387)	(6,591)	(27,132)	(27,479
Equity in net earnings of affiliated companies	3,424	17,968	—	—	3,424	17,968
Net (loss)/income attributable to Navios Holdings common stockholders	(31,112)	(30,820)	4,696	6,007	(26,416)	(24,813
Total assets	2,363,866	2,382,752	637,829	602,432	3,001,695	2,985,184
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(80)	(480)	(27,577)	(6,484)	(27,657)	(6,964
Investments in affiliates	388,772	371,405	—	—	388,772	371,405
Cash and cash equivalents	68,223	108,346	72,306	72,020	140,529	180,366
Restricted cash	2,671	906	—	—	2,671	906
Long-term debt (including current and non-current portion)	$1,236,709	$1,216,896	$392,187	$367,127	$1,628,896	$1,584,023

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015	2016	2015
Revenue	$93,259	$106,801	$113,961	$131,318	$207,220	$238,119
Administrative fee revenue from affiliates	10,945	7,804	—	—	10,945	7,804
Interest expense and finance cost, net	(42,415)	(42,328)	(12,033)	(13,548)	(54,448)	(55,876
Depreciation and amortization	(33,898)	(35,626)	(13,061)	(13,058)	(46,959)	(48,684
Equity in net earnings of affiliated companies	16,376	31,880	—	—	16,376	31,880
Net (loss)/income attributable to Navios Holdings common stockholders	(42,199)	(58,025)	8,318	6,534	(33,881)	(51,491
Total assets	2,363,866	2,382,752	637,829	602,432	3,001,695	2,985,184
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(60,213)	(2,276)	(47,831)	(8,926)	(108,044)	(11,202
Investments in affiliates	388,772	371,405	—	—	388,772	371,405
Cash and cash equivalents	68,223	108,346	72,306	72,020	140,529	180,366
Restricted cash	2,671	906	—	—	2,671	906
Long-term debt (including current and non-current portion)	$1,236,709	$1,216,896	$392,187	$367,127	$1,628,896	$1,584,023